Segment information (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of lines of business of groups operations center
	06.30.2025
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	448,266	374,662	822,928	(2,172)	96,036	(2,635)	914,157
Costs	(386,762)	(87,606)	(474,368)	204	(96,575)	(3)	(570,742)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	-	17,715	-	-	2,282	19,997
Changes in the net realizable value of agricultural products after harvest	4,642	-	4,642	-	-	-	4,642
Gross profit / (loss)	83,861	287,056	370,917	(1,968)	(539)	(356)	368,054
Net gain from fair value adjustment of investment properties	12,467	9,135	21,602	(2,527)	-	-	19,075
Gain from disposal of farmlands	41,992	-	41,992	-	-	-	41,992
General and administrative expenses	(42,463)	(69,103)	(111,566)	299	-	265	(111,002)
Selling expenses	(59,225)	(24,108)	(83,333)	126	-	108	(83,099)
Other operating results, net	11,956	(17,199)	(5,243)	(2)	344	(93)	(4,994)
Management fees	-	-	-	-	(9,081)	-	(9,081)
Profit / (loss) from operations	48,588	185,781	234,369	(4,072)	(9,276)	(76)	220,945
Share of (loss) / profit of associates and joint ventures	(1,034)	25,332	24,298	2,592	-	-	26,890
Segment profit / (loss)	47,554	211,113	258,667	(1,480)	(9,276)	(76)	247,835

Reportable assets	1,038,536	2,759,963	3,798,499	(602)	-	1,290,925	5,088,822
Reportable liabilities (*)	-	-	-	-	-	(2,875,030)	(2,875,030)
Net reportable assets	1,038,536	2,759,963	3,798,499	(602)	-	(1,584,105)	2,213,792
	06.30.2024
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position Restated (iv)
Revenues	503,614	377,202	880,816	(2,027)	82,884	(2,314)	959,359
Costs	(418,830)	(68,167)	(486,997)	225	(84,539)	-	(571,311)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	7,444	-	7,444	-	-	989	8,433
Changes in the net realizable value of agricultural products after harvest	10,002	-	10,002	-	-	-	10,002
Gross profit / (loss)	102,230	309,035	411,265	(1,802)	(1,655)	(1,325)	406,483
Net loss from fair value adjustment of investment properties	(10,392)	(476,237)	(486,629)	508	-	-	(486,121)
Gain from disposal of farmlands	73,352	-	73,352	-	-	-	73,352
General and administrative expenses	(46,954)	(71,737)	(118,691)	242	-	150	(118,299)
Selling expenses	(61,022)	(24,387)	(85,409)	187	-	1,035	(84,187)
Other operating results, net	38,904	(9,780)	29,124	(28)	584	120	29,800
Management fees	-	-	-	-	(12,945)	-	(12,945)
Profit / (loss) from operations	96,118	(273,106)	(176,988)	(893)	(14,016)	(20)	(191,917)
Share of (loss) / profit of associates and joint ventures	(1,511)	47,068	45,557	386	-	-	45,943
Segment profit / (loss)	94,607	(226,038)	(131,431)	(507)	(14,016)	(20)	(145,974)

Reportable assets	1,017,398	2,716,344	3,733,742	955	-	1,107,520	4,842,217
Reportable liabilities (*)	-	-	-	-	-	(2,663,976)	(2,663,976)
Net reportable assets	1,017,398	2,716,344	3,733,742	955	-	(1,556,456)	2,178,241
	06.30.2023
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position Restated (iv)
Revenues	527,192	374,521	901,713	(2,352)	90,317	(3,404)	986,274
Costs	(437,501)	(68,825)	(506,326)	1,026	(91,947)	-	(597,247)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(7,847)	-	(7,847)	-	-	1,142	(6,705)
Changes in the net realizable value of agricultural products after harvest	(13,148)	-	(13,148)	-	-	-	(13,148)
Gross profit / (loss)	68,696	305,696	374,392	(1,326)	(1,630)	(2,262)	369,174
Net loss from fair value adjustment of investment properties	(12,276)	(265,944)	(278,220)	10,539	-	-	(267,681)
Gain from disposal of farmlands	77,831	-	77,831	-	-	-	77,831
General and administrative expenses	(43,988)	(101,152)	(145,140)	347	-	897	(143,896)
Selling expenses	(48,410)	(23,507)	(71,917)	142	-	1,557	(70,218)
Other operating results, net	(9,043)	(37,730)	(46,773)	(129)	857	(128)	(46,173)
Management fees	-	-	-	-	(24,823)	-	(24,823)
Profit / (loss) from operations	32,810	(122,637)	(89,827)	9,573	(25,596)	64	(105,786)
Share of (loss) /profit of associates and joint ventures	(5,372)	20,145	14,773	(6,584)	-	(6)	8,183
Segment profit / (loss)	27,438	(102,492)	(75,054)	2,989	(25,596)	58	(97,603)

Reportable assets	1,093,128	3,288,882	4,382,010	(18,197)	-	1,175,300	5,539,113
Reportable liabilities (*)	-	-	-	-	-	(3,037,296)	(3,037,296)
Net reportable assets	1,093,128	3,288,882	4,382,010	(18,197)	-	(1,861,996)	2,501,817

Schedule of segments of the agriculture
	06.30.2025
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	326,975	-	-	121,291	448,266
Costs	(280,439)	(389)	-	(105,934)	(386,762)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	17,715	-	-	-	17,715
Changes in the net realizable value of agricultural products after harvest	4,642	-	-	-	4,642
Gross profit / (loss)	68,893	(389)	-	15,357	83,861
Net gain from fair value adjustment of investment properties	-	12,467	-	-	12,467
Gain from disposal of farmlands	-	41,992	-	-	41,992
General and administrative expenses	(23,258)	(86)	(5,925)	(13,194)	(42,463)
Selling expenses	(35,685)	(1,552)	-	(21,988)	(59,225)
Other operating results, net	5,987	3,497	-	2,472	11,956
Profit / (loss) from operations	15,937	55,929	(5,925)	(17,353)	48,588
Share of profit / (loss) of associates and joint ventures	368	-	-	(1,402)	(1,034)
Segment profit / (loss)	16,305	55,929	(5,925)	(18,755)	47,554

Investment properties	-	74,005	-	-	74,005
Property, plant and equipment	582,108	43,315	-	3,639	629,062
Investments in associates and joint ventures	9,091	-	-	228	9,319
Other reportable assets	248,498	-	-	77,652	326,150
Reportable assets	839,697	117,320	-	81,519	1,038,536
	06.30.2024
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	374,179	-	-	129,435	503,614
Costs	(333,264)	(318)	-	(85,248)	(418,830)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	7,444	-	-	-	7,444
Changes in the net realizable value of agricultural products after harvest	10,002	-	-	-	10,002
Gross profit / (loss)	58,361	(318)	-	44,187	102,230
Net loss from fair value adjustment of investment properties	-	(10,392)	-	-	(10,392)
Gain from disposal of farmlands	-	73,352	-	-	73,352
General and administrative expenses	(27,383)	(88)	(6,390)	(13,093)	(46,954)
Selling expenses	(40,340)	(1,658)	-	(19,024)	(61,022)
Other operating results, net	11,849	19,151	-	7,904	38,904
Profit / (loss) from operations	2,487	80,047	(6,390)	19,974	96,118
Share of profit / (loss) of associates and joint ventures	2,161	-	-	(3,672)	(1,511)
Segment profit / (loss)	4,648	80,047	(6,390)	16,302	94,607

Investment properties	-	89,955	-	-	89,955
Property, plant and equipment	624,602	1,758	-	4,616	630,976
Investments in associates and joint ventures	9,336	-	-	1,782	11,118
Other reportable assets	193,322	3,619	-	88,408	285,349
Reportable assets	827,260	95,332	-	94,806	1,017,398
	06.30.2023
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	388,107	-	-	139,085	527,192
Costs	(348,470)	(383)	-	(88,648)	(437,501)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(7,847)	-	-	-	(7,847)
Changes in the net realizable value of agricultural products after harvest	(13,148)	-	-	-	(13,148)
Gross profit / (loss)	18,642	(383)	-	50,437	68,696
Net loss from fair value adjustment of investment properties	-	(12,276)	-	-	(12,276)
Gain from disposal of farmlands	-	77,831	-	-	77,831
General and administrative expenses	(24,371)	(73)	(7,231)	(12,313)	(43,988)
Selling expenses	(35,549)	(67)	-	(12,794)	(48,410)
Other operating results, net	871	(13,084)	-	3,170	(9,043)
(Loss) / profit from operations	(40,407)	51,948	(7,231)	28,500	32,810
Share of loss of associates and joint ventures	(876)	-	-	(4,496)	(5,372)
Segment (loss) / profit	(41,283)	51,948	(7,231)	24,004	27,438

Investment properties	-	136,013	-	-	136,013
Property, plant and equipment	645,055	3,072	-	5,485	653,612
Investments in associates	8,666	-	-	4,460	13,126
Other reportable assets	212,659	-	-	77,718	290,377
Reportable assets	866,380	139,085	-	87,663	1,093,128

Summary of urban properties and investments
	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	270,531	20,065	12,761	64,596	6,709	374,662
Costs	(20,705)	(1,742)	(17,929)	(43,149)	(4,081)	(87,606)
Gross profit / (loss)	249,826	18,323	(5,168)	21,447	2,628	287,056
Net gain / (loss) from fair value adjustment of investment properties (i)	443,974	(148,941)	(285,328)	-	(570)	9,135
General and administrative expenses	(28,999)	(2,365)	(11,605)	(11,972)	(14,162)	(69,103)
Selling expenses	(13,536)	(891)	(3,116)	(5,052)	(1,513)	(24,108)
Other operating results, net	(500)	182	(19,070)	(474)	2,663	(17,199)
Profit / (Loss) from operations	650,765	(133,692)	(324,287)	3,949	(10,954)	185,781
Share of profit of associates and joint ventures	-	-	-	-	25,332	25,332
Segment profit / (loss)	650,765	(133,692)	(324,287)	3,949	14,378	211,113

Investment and trading properties	1,458,243	252,868	786,014	-	2,106	2,499,231
Property, plant and equipment	4,747	511	26,708	47,580	4,107	83,653
Investment in associates and joint ventures	-	-	-	-	169,700	169,700
Other reportable assets	2,050	1,746	-	584	2,999	7,379
Reportable assets	1,465,040	255,125	812,722	48,164	178,912	2,759,963
	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	250,468	22,646	12,891	85,840	5,357	377,202
Costs	(14,937)	(1,648)	(7,451)	(40,350)	(3,781)	(68,167)
Gross profit	235,531	20,998	5,440	45,490	1,576	309,035
Net loss from fair value adjustment of investment properties	(20,824)	(97,015)	(357,995)	-	(403)	(476,237)
General and administrative expenses	(30,126)	(2,875)	(12,283)	(13,025)	(13,428)	(71,737)
Selling expenses	(12,558)	(251)	(4,512)	(5,863)	(1,203)	(24,387)
Other operating results, net	(3,960)	(88)	(5,305)	(1,577)	1,150	(9,780)
Profit / (Loss) from operations	168,063	(79,231)	(374,655)	25,025	(12,308)	(273,106)
Share of profit of associates and joint ventures	-	-	-	-	47,068	47,068
Segment profit / (loss)	168,063	(79,231)	(374,655)	25,025	34,760	(226,038)

Investment and trading properties	962,417	423,239	995,336	-	3,152	2,384,144
Property, plant and equipment	3,034	452	26,717	42,803	4,184	77,190
Investment in associates and joint ventures	-	-	-	-	173,401	173,401
Other reportable assets	1,302	987	75,411	948	2,961	81,609
Reportable assets	966,753	424,678	1,097,464	43,751	183,698	2,716,344
	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	245,723	23,745	22,698	77,512	4,843	374,521
Costs	(16,643)	(1,963)	(6,905)	(39,450)	(3,864)	(68,825)
Gross profit	229,080	21,782	15,793	38,062	979	305,696
Net loss from fair value adjustment of investment properties	(57,854)	(25,666)	(181,839)	-	(585)	(265,944)
General and administrative expenses	(34,612)	(4,325)	(13,260)	(16,964)	(31,991)	(101,152)
Selling expenses	(11,230)	(534)	(5,817)	(5,325)	(601)	(23,507)
Other operating results, net	(3,030)	(357)	(4,579)	(741)	(29,023)	(37,730)
Management fees	-	-	-	-	-	-
Profit / (Loss) from operations	122,354	(9,100)	(189,702)	15,032	(61,221)	(122,637)
Share of profit of associates and joint ventures	-	-	-	-	20,145	20,145
Segment profit / (loss)	122,354	(9,100)	(189,702)	15,032	(41,076)	(102,492)

Investment and trading properties	967,683	607,034	1,414,939	-	4,165	2,993,821
Property, plant and equipment	3,030	18,383	26,593	47,815	4,547	100,368
Investment in associates and joint ventures	-	-	-	-	148,654	148,654
Other reportable assets	2,051	1,772	38,119	1,031	3,066	46,039
Reportable assets	972,764	627,189	1,479,651	48,846	160,432	3,288,882